Impairment of Goodwill and Other Non-Current Assets - Summary of Impairment Analysis and Impairment Loss (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 7,222,000,000	₽ 6,081,000,000	₽ 5,202,000,000
Izhstal [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests		2,130,000,000
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	337,000,000
Cash generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,382,000,000	0
Cash generating units [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	2,269,000,000	4,552,000,000
Cash generating units [member] | Bratsk Ferroalloy Plant (BFP) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests		151,000,000
Cash generating units [member] | Korshunov mining plant KMP [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	1,151,000,000	2,271,000,000
Cash generating units [member] | Izhstal [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	781,000,000	₽ 2,130,000,000
Cash generating units [member] | Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,382,000,000
Cash generating units [member] | Southern Kuzbass Power Plant (SKPP) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 337,000,000